COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Additional expected payment for first batch growing services	$ 50